VRDT Corporation
12223 Highland Ave
Suite 106-542
Rancho Cucamonga, CA 91739

April 1, 2013

Via EDGAR

Jeff Gordon, Staff Accountant
United States Securities and Exchange Commission
Division of Corporate Finance
Washington, DC 20549

Re:	VRDT Corporation
Amendment No. 2 to Current Report on Form 8-K
Filed December 26, 2012
Form 10-K/A for the Fiscal Year Ended March 31, 2012
Filed February 8, 2013
Form 10-Q for the Fiscal Quarter Ended September 30, 2012
Filed November 19, 2012
File No. 000-52677

Dear Mr. Gordon:

This letter responds to our telephone conversation of March 28, 2013 (the “Telephone Call”), with respect to the items referenced above filed by VRDT Corporation, File Number 000-52677.  Specifically, this serves to address the questions of the Staff of the Commission as articulated in the Telephone Call as it pertains to the RSAs issued by the Registrant.  Accompanying this letter is a sample RSA for your review, which is being submitted to you via EDGAR. All the RSAs issued are identical in terms and conditions as the sample provided.

The vesting of the RSAs are as follows:

•
upon the effective date of a registration statement filed by the Corporation with the Securities and Exchange Commission registering the Restricted Shares, fifty percent (50%) of the Restricted Shares shall vest; and

•	180 days after the registration statement identified above becomes effective, the remainder of the Restricted Shares shall vest.

Please feel free to contact the undersigned should you have any other concerns or comments.

Very truly yours,

VRDT Corporation

By:	/s/ Dennis J Hogan
Dennis J Hogan
Chief Financial Officer

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